Preparation of financial statements	12 Months Ended
Dec. 31, 2019
Preparation of financial statements
Preparation of financial statements

2. Preparation of financial statements

The consolidated financial statements of the Group have been prepared in accordance with International Financial Reporting Standards (IFRS) as set forth by the International Accounting Standards Board (IASB) and interpretations of the IFRS Interpretations Committee (IFRIC).

The consolidated financial statements were authorized for issue by the Management Board on May 7, 2020.

These consolidated financial statements were prepared on the basis of historical cost except for the following items, which are measured on an alternative basis on each reporting date.

Debt securities at fair value through other comprehensive income (2017: Available-for-sale financial assets)	Fair value
Non-derivative financial instruments at fair value through profit or loss	Fair value
Monetary assets and liabilities denominated in foreign currencies	Mandatorily at FVTPL
Derivative financial instruments	Fair value

The consolidated financial statements are presented in thousands of Euros (kEUR) except where otherwise stated. Due to rounding, numbers presented throughout these notes may not add up precisely to the totals provided and percentages may not precisely reflect the absolute figures.

Going concern

The financial statements have been prepared on the basis of going concern which contemplates continuity of normal business activities and the realization of assets and settlement of liabilities in the ordinary course of business.

voxeljet has recognized continuous net losses during 2019, 2018 and 2017 amounting to kEUR 14,231, kEUR 8,764 and kEUR 8,554, respectively. Additionally, voxeljet had negative cash flows from operating activities in 2019, 2018 and 2017 of kEUR 6,819, kEUR 7,714 and kEUR 6,830, respectively, mainly due to continuous net losses.

Due to the global outbreak of a new strain of coronavirus (“COVID-19”), we may experience further loss in the coming years. It is possible that the continued spread of COVID-19 will further cause disruption in our supply chain; cause delay, or limit the ability of customers to make timely payments to us; impact investment performance; and cause other unpredictable events. We may be unable to perform fully on our contracts, which will likely result in increases in costs and reduction in revenue. Moreover, in recent months, the continued spread of COVID-19 has led to disruption and volatility in the global capital markets, which increases the cost of capital and adversely impacts access to capital. In particular voxeljet anticipates customer payment delays for 3D printers sold in the fourth quarter 2019 which could negatively impact our results of operations, however we do not expect defaults. In addition, management expects decline in revenues for the Services segment and service and maintenance business of the Systems segment mainly during the second quarter of 2020. Also, voxeljet expects some delays in installation of 3D printers at customers’ facilities, which could lead to postponed revenue recognition for those transactions. If we experience difficulty in generating sufficient cash flow to meet our obligations and sustain our operations, which raises material uncertainties that cast significant doubt about our ability to continue as a going concern, we may have difficulties accessing government and state aid.

voxeljet has also entered into a number of loan agreements, mainly to finance its operations. The Company had a significant loan balance of kEUR 17,546 as of December 31, 2019 and kEUR 17,065 as of December 31, 2018. The Company had total cash and cash equivalents and short-term investments of kEUR 11,776 as of December 31, 2019 and kEUR 20,307 as of December 31, 2018, thereof restricted cash and short-term investments of kEUR 2,463 as of December 31, 2019 and kEUR 0 as of December 31, 2018.

The Company has breached its Total Net Financial Debt to EBITDA ratio financial covenant under the Finance Contract with the European Investment Bank (“EIB”) as of June 30, September 30, and December 31, 2019, under which the Company has to comply with certain minimum thresholds. As a result of the breach, the Company has reclassified the loan of kEUR 10,000 from a non-current liability to a current liability as of December 31, 2019.

These events and conditions raise material uncertainties that may cast significant doubt upon voxeljet’s ability to continue as a going concern.

After negotiations with the EIB; which started in July 2019, in March 2020, voxeljet received a waiver for the covenant breach in 2019 and also a grace period until March 31, 2021, for which voxeljet can rectify the breach and during which the EIB cannot demand immediate repayment. Before EIB issued such waiver, the Company registered a first rank land charge amounting to kEUR 10,000 on its land and facility located in Friedberg, Germany as collateral in favor of the EIB in March 2020.

Management is also taking steps to raise further funds including debt and equity financing. Management is in ongoing discussions with potential investors in Europe, America and Asia.

In addition, management has decided to restructure the voxeljet UK entity in order to consolidate 3D printing to serve all customers in Europe from the German service center. This will help to reduce overall costs and will lead to improved gross profit margins by realizing economies of scale in the German service center.

Further, management initiated a restructuring program at the German entity during the fourth quarter of 2019. This program includes the reduction of headcount mainly in the Systems segment in order to streamline the Company’s operations and optimize efficiency. For further information, see Note 9 to the consolidated financial statements.

Despite the ongoing losses, reduced cash flow and cash facilities, and the other negative financial conditions, management assumes that voxeljet will continue as a going concern. However, while management assumes of continuing as a going concern, the going concern is dependent upon management and the Company being successful in:

•	successful negotiations with the EIB over (i) an amendment to the Leverage Covenant under the Finance Contract and (ii) the draw down of tranche B;
•	availability of credit lines for advance payment guarantees or letters of credit to support export systems sales;
•	achievement of budgeted sales;
•	achievement of cost reduction targets; and
•	managing the COVID-19 impact to contain it to the magnitude included in the current liquidity forecast

Based on the approved budget for FY 2020, the current two-year liquidity forecast, which includes our best estimate of the COVID-19 impacts as described above, in combination with a strong order intake as of March 31, 2020, the Waiver and the grace period the Company received from the EIB support our operations. The order backlog for the sale of 3D printers as of March 31, 2020 amounts to kEUR 8,377. Most of these orders are expected to be fulfilled in the next 12 months.

As a result, the viability of the Company is dependent on the above matters, which give rise to material uncertainties that may cast significant doubt about the Company’s ability to continue as a going concern. However, management believes that the Company will be successful in the above matters and, accordingly, have prepared the financial statements on a going concern basis.